SCHEDULE OF GOODWILL (Details) - Seamless Group Inc [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill, beginning balance	$ 27,001,383	$ 19,229,528	$ 19,618,594
Goodwill upon disposal			(389,066)
Goodwill upon acquisition (Note 7)		7,771,855
Goodwill, ending balance	$ 27,001,383	$ 27,001,383	$ 19,229,528